Organization and Summary of Significant Accounting Policies (FY) (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation
Financial Statement Presentation
The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and notes thereto as of and for the year ended December 31, 2017 included in the Apricus Biosciences, Inc. and subsidiaries (the “Company”) Annual Report on Form 10-K (“Annual Report”) filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 1, 2018. The accompanying financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted. In the opinion of management, the accompanying condensed consolidated financial statements for the periods presented reflect all adjustments, consisting of only normal, recurring adjustments, necessary to fairly state the Company’s financial position, results of operations and cash flows. The December 31, 2017 condensed consolidated balance sheet was derived from audited financial statements, but does not include all GAAP disclosures. The unaudited condensed consolidated financial statements for the interim periods are not necessarily indicative of results for the full year. The preparation of these unaudited condensed consolidated financial statements requires the Company to make estimates and judgments that affect the amounts reported in the financial statements and the accompanying notes. The Company’s actual results may differ from these estimates under different assumptions or conditions.

Basis of Presentation and Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.
The accompanying consolidated financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to its ability to continue as a going concern.

The Company’s future liquidity and capital funding requirements will depend on numerous factors, including:

•	its ability to raise additional funds to finance its operations;

•
the outcome of the Company’s meeting with the FDA that it plans to request regarding the Vitaros NDA resubmission and its ability to overcome deficiencies raised in the 2018 CRL, if the Company believes it’s commercially reasonable to do so;

•	its ability to maintain compliance with the listing requirements of The Nasdaq Capital Market (“Nasdaq”);

•	the outcome, costs and timing of clinical trial results for the Company’s current or future product candidates;

•	the extent and amount of any indemnification claims made by Ferring under the Ferring Asset Purchase Agreement;

•	litigation expenses;

•	the emergence and effect of competing or complementary products;

•
its ability to maintain, expand and defend the scope of its intellectual property portfolio, including the amount and timing of any payments the Company may be required to make, or that it may receive, in connection with the licensing, filing, prosecution, defense and enforcement of any patents or other intellectual property rights;

•	its ability to retain its current employees and the need and ability to hire additional management and scientific and medical personnel;

•	the terms and timing of any collaborative, licensing or other arrangements that it has or may establish;

•	the trading price of its common stock; and

•	its ability to increase the number of authorized shares outstanding to facilitate future financing events.

Use of Estimates
Use of Estimates
The preparation of these consolidated financial statements in conformity with generally accepted accounting principles (“GAAP”) requires the Company to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses. The Company’s most significant estimates relate to the valuation of stock based compensation, the valuation of its warrant liabilities, the impairment of long-lived assets and valuation allowances for the Company’s deferred tax assets. The Company’s actual results may differ from these estimates under different assumptions or conditions.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The Company’s financial instruments consist principally of accounts payable, accrued expenses, and historically, its Credit Facility with the Lenders.
The carrying amounts of financial instruments such as accounts receivable, accounts payable and accrued expenses approximate their related fair values due to the short-term nature of these instruments.

Property and Equipment
Property and Equipment
Property and equipment are stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful lives of the assets. The Company estimates useful lives as follows:

•	Machinery and equipment: three to five years

•	Furniture and fixtures: ten years

•	Computer software: five years
Amortization of leasehold improvements and capital lease equipment is provided on a straight-line basis over the shorter of their estimated useful lives or the lease term. The costs of additions and betterments are capitalized, and repairs and maintenance costs are charged to operations in the periods incurred (see note 5 for further details).

Leases
Leases
Leases are reviewed and classified as capital or operating at their inception. Historically, the Company recorded rent expense associated with its operating lease on a straight-line basis over the term of the lease. The difference between rent payments and straight-line rent expense was recorded as deferred rent in accrued liabilities. In January 2018, the Company subleased a portion of its office space. During the first quarter of 2018, the Company will record a liability for the present value of the remaining lease due, offset by the sublease income reasonably expected over the remaining term of the lease.

Fair Value Measurements
Fair Value Measurements
The Company determines the fair value measurements of applicable assets and liabilities based on a three-tier fair value hierarchy established by accounting guidance and prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted market prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions. The Company’s common stock warrant liabilities, when applicable, are measured and disclosed at fair value on a recurring basis, and are classified within the Level 3 designation.
In March 2018, the Company entered into the March 2018 Warrant Amendment with the holders of its 2015 and 2016 Warrants, which amended the terms so that in no circumstances may the 2015 and 2016 Warrants be net-cash settled. As a result, the Company’s 2015 and 2016 Warrants were reclassified from liabilities to equity during the first quarter of 2018 and will no longer be measured at fair value on a recurring basis.

Fair Value Measurements
The Company determines the fair value measurements of applicable assets and liabilities based on a three-tier fair value hierarchy established by accounting guidance and prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted market prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions. The Company’s common stock warrant liabilities are measured and disclosed at fair value on a recurring basis, and are classified within the Level 3 designation.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company reviews long-lived assets for impairment whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss is recognized when estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition are less than its carrying amount. If such assets are considered impaired, the amount of the impairment loss recognized is measured as the amount by which the carrying value of the asset exceeds the fair value of the asset, fair value being determined based upon future cash flows or appraised values, depending on the nature of the asset.

Debt Issuance Costs		Debt Issuance Costs Historically, amounts paid related to debt financing activities were presented in the balance sheet as a direct deduction from the debt liability.
Warrant Liabilities
Warrant Liabilities
The Company’s outstanding common stock warrants issued in connection with its February 2015 and January 2016 financings are classified as liabilities in the accompanying consolidated balance sheets as they contain provisions that are considered outside of the Company’s control, such as requiring the Company to maintain active registration of the shares underlying such warrants. The warrants were recorded at fair value using the Black-Scholes option pricing model. The fair value of these warrants is re-measured at each financial reporting period with any changes in fair value being recognized as a component of other income (expense) in the accompanying consolidated statements of operations.
The warrants issued in connection with the September 2016 financing were reclassified from warrant liabilities to stockholders’ equity as a result of an amendment to such warrants executed as part of the April 2017 Financing. The warrants issued in September 2016 were amended so that, under no circumstance or by any event outside of the Company’s control, can these awards be cash settled. As a result, such warrants are no longer accounted for as liabilities.

Research and Development
Research and Development
Research and development costs are expensed as incurred and include the cost of compensation and related expenses, as well as expenses for third parties who conduct research and development on the Company’s behalf, pursuant to development and consulting agreements in place.

Income Taxes
Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred income taxes are recorded for temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities. Deferred tax assets and liabilities reflect the tax rates expected to be in effect for the years in which the differences are expected to reverse. A valuation allowance is provided if it is more likely than not that some or all of the deferred tax assets will not be realized.
The Company also follows the provisions of accounting for uncertainty in income taxes which prescribes a model for the recognition and measurement of a tax position taken or expected to be taken in a tax return, and provides guidance on derecognition, classification, interest and penalties, disclosure and transition.

Income (Loss) Per Common Share
Income (Loss) Per Common Share
Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the same period. Diluted net income (loss) per share is computed by dividing net loss by the weighted average number of common shares and common equivalent shares outstanding during the same period. Common equivalent shares may be related to stock options, restricted stock, or warrants. The Company excludes common stock equivalents from the calculation of diluted net loss per share when the effect is anti-dilutive.

Income (Loss) Per Common Share
Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the same period. Diluted net income (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares and common equivalent shares outstanding during the same period. Common equivalent shares may be related to stock options, restricted stock units, or warrants. The Company excludes common stock equivalents from the calculation of diluted net income (loss) per share when the effect is anti-dilutive.

Stock-Based Compensation
Stock-Based Compensation
The estimated grant date fair value of stock options granted to employees and directors is calculated based upon the closing stock price of the Company’s common stock on the date of the grant and recognized as stock-based compensation expense over the expected service period, which is typically approximated by the vesting period. The Company estimates the fair value of each option award on the date of grant using the Black-Scholes option pricing model.

Stock-Based Compensation
The estimated grant date fair value of stock options granted to employees and directors is calculated based upon the closing stock price of the Company’s common stock on the date of the grant and recognized as stock-based compensation expense over the expected service period, which is typically approximated by the vesting period. The Company estimates the fair value of each option award on the date of grant using the Black-Scholes option pricing model. The value of restricted stock unit grants is calculated based upon the closing stock price of the Company’s common stock on the date of the grant.

Segment Information	Segment Information The Company operates under one segment which develops pharmaceutical products.	Segment Information The Company operates under one segment which develops pharmaceutical products.
Recent Accounting Pronouncements
Recent Accounting Pronouncements

In May 2016, the FASB issued ASU 2016-12, Revenue from Contracts with Customers, the amendment of which addressed narrow-scope improvements to the guidance on collectability, noncash consideration, and completed contracts at transition as well as providing a practical expedient for contract modifications. In April 2016 and March 2016, the FASB issued ASU No. 2016-10 and ASU No. 2016-08, respectively, the amendments of which further clarified aspects of Topic 606: identifying performance obligations and the licensing and implementation guidance and intended to improve the operability and understandability of the implementation guidance on principal versus agent considerations. The FASB issued the initial release of Topic 606 in ASU No. 2014-09, which requires entities to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Entities may use a full retrospective approach or report the cumulative effect as of the date of adoption. In July 2015, the FASB issued ASU No. 2015-14, which deferred the effective date of ASU 2014-09 by one year to annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period, for public entities, though early adoption was permitted. The Company adopted the standard on January 1, 2018 using a modified retrospective approach with the cumulative effect of adopting the standard recognized at the date of initial application. Due to the Company’s sale of certain assets and rights to Ferring in March 2017 (see note 3), the Company does not currently have a revenue stream. Accordingly, the adoption of this update on January 1, 2018 did not have a material effect on its condensed consolidated financial statements and related disclosures.

In February 2016, the FASB issued ASU 2016-2, Leases. The new standard establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Company does not believe the adoption of this standard will have a material effect on its condensed consolidated financial statements and related disclosures.

Recent Accounting Pronouncements
In May 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-09, Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting, which provided clarity on which changes to the terms or conditions of share-based payment awards require an entity to apply the modification accounting provisions required in Topic 718. The standard is effective for all entities for annual periods beginning after December 15, 2017, with early adoption permitted, including adoption in any interim period for which financial statements have not yet been issued. The Company does not expect the adoption of this ASU will have a material impact on its consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which clarifies the treatment of several cash flow categories. In addition, ASU 2016-15 clarifies that when cash receipts and cash payments have aspects of more than one class of cash flows and cannot be separated, classification will depend on the predominant source or use. This update is effective for annual periods beginning after December 15, 2017, and interim periods within those fiscal years, with early adoption permitted, including adoption in an interim period. The Company does not expect the adoption of the new standard will have a material effect on its consolidated financial statements and related disclosure.

In May 2016, the FASB issued ASU 2016-12, Revenue from Contracts with Customers, the amendment of which addressed narrow-scope improvements to the guidance on collectability, noncash consideration, and completed contracts at transition as well as providing a practical expedient for contract modifications. In April 2016 and March 2016, the FASB issued ASU No. 2016-10 and ASU No. 2016-08, respectively, the amendments of which further clarified aspects of Topic 606: identifying performance obligations and the licensing and implementation guidance and intended to improve the operability and understandability of the implementation guidance on principal versus agent considerations. The FASB issued the initial release of Topic 606 in ASU No. 2014-09, which requires entities to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Entities may use a full retrospective approach or report the cumulative effect as of the date of adoption. In July 2015, the FASB issued ASU No. 2015-14, which deferred the effective date of ASU 2014-09 by one year to annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period, for public entities, though early adoption was permitted. The Company adopted the standard on January 1, 2018 using a modified retrospective approach with the cumulative effect of adopting the standard recognized at the date of initial application. Due to the Company’s sale of certain assets and rights to Ferring in March 2017 (see note 2), the Company does not currently have a revenue stream. Accordingly, the adoption of this update on January 1, 2018 does not have a material effect on its consolidated financial statements and related disclosures.

In February 2016, the FASB issued ASU 2016-2, Leases. The new standard establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Company is currently evaluating whether the adoption of the new standard will have a material effect on its consolidated financial statements and related disclosures.